DESCRIPTION OF BUSINESS AND GENERAL (Details) $ in Thousands, ₪ in Millions	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revolving credit facility	₪ 8.7	$ 2,400
Working capital		25,800
Accumulated deficit		$ 617	$ 4,841